Forward Warrant Agreement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50
Forward Warrant Agreement [Member] | Rigetti Holdings [Member] | Rigetti [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities	$ 230,000	$ 400,000
Proceeds from Issuance of Warrants	$ 10,000,000
Stock issued during period number of warrants issued	1,000,000
Exercise price of warrants	$ 0.0001
Forward Warrant Agreement [Member] | Rigetti Holdings [Member] | Rigetti [Member] | Share-based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable	500,000
Forward Warrant Agreement [Member] | Rigetti Holdings [Member] | Rigetti [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable	500,000